Leases (Supplemental Cash Flow Information) (Details) $ in Millions	9 Months Ended
Sep. 27, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 28.7
ROU assets obtained in exchange for operating lease obligations	$ 41.3